SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [abstract]
Schedule of Impact of IFRS 15
	%	Mainly %
Land and Buildings	10	10
Vehicles	20-33	33
office equipment (i.e. printing and photocopying machines)	20	20

Schedule of Useful Lives for Property, Plant and Equipment

	%	Mainly %

Buildings	2.5-4	4
Machinery and equipment	10-20	15
Vehicles	15	15
Computers, software, equipment and office furniture	6-33	33
Leasehold improvements	(*)	10

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of initial adoption of the Standard

	According to the previous accounting policy	Difference	According to the current accounting policy
	U.S Dollars in thousands
As of January 1, 2019
Non-current assets:
Right-of-use assets	$-	$4,161	$4,161
Liabilities
Current maturities of leases	110	810	920
Leases	28	3,907	3,935
Other accounts payables	5,261	(255)	5,006
Shareholder's Equity
Accumulated deficit	$112,376	$(300)	$112,076

Schedule of lease liabilities
U.S Dollars
In thousands
Future minimum payments for non-cancellable leases as per IAS 17 according to the financial statements as of December 31, 2018	$5,434
Weighted average incremental borrowing rate as at January 1, 2019 (1)	3.06%-4.6%
Discounted operating lease commitment at January 1, 2019	4,685
Add:
Leases of other equipment	32
Leases that were previously identified as leases under IAS 17	138
Lease liabilities as at January 1, 2019	$4,855